Share Capital and Other Reserves (Details)													1 Months Ended							12 Months Ended
	Oct. 31, 2025 $ / shares	Oct. 24, 2025 shares	Oct. 03, 2025 shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2025 EUR (€) $ / shares shares	Sep. 21, 2025 EUR (€) $ / shares shares	Sep. 15, 2025 shares	Jul. 18, 2025 shares	Jun. 17, 2025 EUR (€)	Mar. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 EUR (€) € / shares shares	Nov. 30, 2025 EUR (€)	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2025 EUR (€) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Jan. 31, 2023 $ / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Sep. 30, 2025 $ / shares	Jun. 17, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2022 shares
Share Capital and Other Reserves [Line Items]
Per share value (in Dollars per share) | $ / shares																										$ 48.82
Ordinary shares													1							1	1
Over allotment option period											5 years 7 months 6 days	6 years 7 months 6 days
Aggregate proceeds (in Euro) | €																				€ 141,000
Conversion of shares																						18,500
Description of Noncash Contribution Received															A portion of the PIPE proceeds was received in the form of non-cash contributions, consisting of SOL €1,349, Locked SOL €30,229, USDC of €49,715, USDT of €17,685, and private company common shares with an estimated fair value of €8,434, with the remainder received in cash.
PIPE shares (in Euro) | €																				145,959,000
Fair value of warrant liability | €						€ 89,176,000							€ 251,349,000							251,349,000	€ 251,349,000
Other income (expenses) (in Euro) | €																				15,000
Grant date fair value (in Euro) | €													€ 90,377							€ 90,377	€ 90,377
Expected volatility																				150.00%
Risk free interest rate																				3.67%
Warrants exercise																				11,339
Share price (in Dollars per share) | $ / shares																					€ 186
Exercise price (in Dollars per share) | $ / shares																					€ 186
Pre-funded warrants																				333,333
Exercisable grant-date fair value (in Euro) | €																				€ 54,733,000
Exercise price of outstanding share options (in Dollars per share) | $ / shares																										0.5	$ 1.5
Number of exercisable warrants exercised													333,333							333,333	333,333
Description of Equity Warrants Issued to Strategic Advisors																				the Company granted 166, 667 common warrants with an exercise price of $67.5 per share (“Common Warrants 1”) that were immediately exercisable with a grant-date fair value of €26,083, and 166,667 common warrants that are exercisable on a delayed basis with a grant-date fair value of €25,475. The immediately exercisable common warrants were exercised on a cashless basis, resulting in the issuance of 145,425 Class B ordinary shares.
Granted common warrants																				600,000
Expected Term Share Option																				5 years
Dividend yield																				0.00%
Exercised exchange shares																				498,017
Share-based compensation expenses (in Euro) | €																				€ 2,984,000		€ 423,000
Tranche [Member]
Share Capital and Other Reserves [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 67.5
Tranche [Member]
Share Capital and Other Reserves [Line Items]
Exercise price (in Dollars per share) | $ / shares	90
Tranche [Member]
Share Capital and Other Reserves [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 112.5
Class A Ordinary Share [Member]
Share Capital and Other Reserves [Line Items]
Per share value (in Dollars per share) | $ / shares																										0.5
Designated shares													50,000,000							50,000,000	50,000,000
Nominal value | € / shares													€ 1							€ 1	€ 1
Ordinary shares votes per share																				ten
Shares held by related parties																				567,380
Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued																														855
Per share value (in Dollars per share) | $ / shares																										0.5
Designated shares													500,000							500,000	500,000
Ordinary shares votes per share																				one
Class B Ordinary Shares [Member] | Board of Directors [Member]
Share Capital and Other Reserves [Line Items]
Excess shares															54,000
Class B Units [Member]
Share Capital and Other Reserves [Line Items]
Conversion of shares		1,419	4,822				6,656	56,912
2023 Initial Public Offering [Member]
Share Capital and Other Reserves [Line Items]
Shares issued												1,500						1,500						1,500
Per share value (in Dollars per share) | $ / shares																										500
Offering price per share (in Dollars per share) | $ / shares																			$ 500
Offering price (in Dollars per share) | $ / shares																			$ 465
Discount rate																			7.00%
Over allotment option period																			45 days
Shares sold																								16,500	16,500
Aggregate proceeds (in Euro) | €																								€ 6,777,000
purchase price percentage																				7.00%
Offering price percentage																				100.00%
2023 Initial Public Offering [Member] | Investors [Member]
Share Capital and Other Reserves [Line Items]
Shares issued												15,000						15,000						15,000
2023 Initial Public Offering [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued																			15,000
Discount rate																			15.00%
Additional shares																			2,250
Ordinary shares issued													1,500							1,500	1,500
2025 Private Placements [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares																												20,741
Per share value (in Dollars per share) | $ / shares																												$ 0.5
Aggregate proceeds (in Euro) | €									€ 1,210,000
September 2025 PIPE Transaction [Member]
Share Capital and Other Reserves [Line Items]
Aggregate proceeds (in Euro) | €															€ 253,900,000
PIPE shares (in Euro) | €															235,135
September 2025 PIPE Transaction [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Nominal value | $ / shares																											0.50
Share capital (in Euro) | €				€ 2,600,000	€ 2,600,000										2,600,000	€ 2,600,000
other reserves (in Euro) | €				143,300,000	143,300,000										143,300,000	143,300,000
Fair value (in Euro) | €				1,295,894	1,295,894										1,295,894	1,295,894
Allocation costs (in Euro) | €				€ 123,843	€ 123,843										123,843	€ 123,843
PIPE shares (in Euro) | €															2,602
ATM transaction [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Aggregate proceeds (in Euro) | €														€ 97,000,000
Securities Purchase Agreements [Member]
Share Capital and Other Reserves [Line Items]
Purchase of warrants																				20,000
Price per share of warrants exercisable (in Dollars per share) | $ / shares																					€ 15
Grant date fair value (in Euro) | €													€ 3,228,000							€ 3,228,000	€ 3,228,000
Securities Purchase Agreements [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Purchase of warrants																				62,208
Equity Warrants [Member]
Share Capital and Other Reserves [Line Items]
Equity-based compensation expense (in Euro) | €															€ 261,389
Warrants [member]
Share Capital and Other Reserves [Line Items]
Shares issued				7,304,444	7,304,444										7,304,444	7,304,444
Pre-funded warrants																				333,333
Exercisable grant-date fair value (in Euro) | €																				€ 54,721,000
Warrants [member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Number of exercisable warrants exercised													333,333							333,333	333,333
Warrants [member] | Related Parties [Member]
Share Capital and Other Reserves [Line Items]
Shares issued				4,611,111	4,611,111										4,611,111	4,611,111
October 2025 Amendment to the Strategic Advisor Warrants [Member]
Share Capital and Other Reserves [Line Items]
Share-based compensation expenses (in Euro) | €																				€ 261,389,000
PIPE Common Warrants [Member]
Share Capital and Other Reserves [Line Items]
Price per share of warrants exercisable (in Dollars per share) | $ / shares																€ 6.75
Warrants issued				66,666,668	66,666,668										66,666,668	66,666,668
Expiration term															36 months
Warrants exercise															1
PIPE Common Warrants [Member] | September 2025 PIPE Transaction [Member]
Share Capital and Other Reserves [Line Items]
Fair value (in Euro) | €				€ 1,281,409	€ 1,281,409										€ 1,281,409	€ 1,281,409
Allocation costs (in Euro) | €				119,874	119,874										119,874	€ 119,874
PIPE Pre Funded Warrants [Member]
Share Capital and Other Reserves [Line Items]
Price per share of warrants exercisable (in Dollars per share) | $ / shares																€ 0.05
Fair value of warrant liability | €				€ 1,296,000	€ 1,296,000										€ 1,296,000	€ 1,296,000
Warrants issued				5,161,152	5,161,152										5,161,152	5,161,152
Grant date fair value (in Euro) | €				€ 108,500	€ 108,500										€ 108,500	€ 108,500
Warrants exercise															1
PIPE Pre Funded Warrants [Member] | September 2025 PIPE Transaction [Member]
Share Capital and Other Reserves [Line Items]
Fair value (in Euro) | €				108,525,000,000	108,525,000,000										€ 108,525,000,000	108,525,000,000
Allocation costs (in Euro) | €				10,152,000	10,152,000										10,152,000	10,152,000
Investor Warrants [Member] | September 2025 PIPE Transaction [Member]
Share Capital and Other Reserves [Line Items]
Fair value (in Euro) | €				€ 12,686,000	€ 12,686,000										12,686,000	€ 12,686,000
2023 Revere Warrants [Member]
Share Capital and Other Reserves [Line Items]
Warrant to purchase period																								5 years	5 years
Price per share of warrants exercisable (in Dollars per share) | $ / shares																									$ 50
Fair value of warrant liability | €												€ 198,000						€ 198,000						€ 198,000
Option pricing model																				7,000		49,000			$ 213
Other income (expenses) (in Euro) | €																				€ 42,000		€ 164,000
Expected term													2.08				3.08	4.08
Expected volatility													181.00%				144.00%	124.00%
Risk free interest rate													3.47%				4.27%	3.84%
Dividend yield													0.00%				0.00%	0.00%
2023 Revere Warrants [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Purchase of warrants																								1,050	1,050
Equity Warrants [Member]
Share Capital and Other Reserves [Line Items]
Aggregate proceeds (in Euro) | €															€ 26,000
Price per share of warrants exercisable (in Dollars per share) | $ / shares																€ 13.5
Warrants issued				12,968	12,968										12,968	12,968
Purchase percentage															10.00%
Expiration term															5 years
Grant date fair value (in Euro) | €				€ 51	€ 51										€ 51	€ 51
Expected term															5
Expected volatility															100.00%
Warrants exercise															222
Equity Warrants [Member] | Investors [Member]
Share Capital and Other Reserves [Line Items]
Warrants exercise															12,968
Equity Warrants [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued				222	222										222	222
Equity Warrants [Member] | Bottom of Range [Member]
Share Capital and Other Reserves [Line Items]
Risk free interest rate															3.96%
Equity Warrants [Member] | Top of Range [Member]
Share Capital and Other Reserves [Line Items]
Risk free interest rate															3.99%
Boustead Private Placement Warrants [Member]
Share Capital and Other Reserves [Line Items]
Warrant to purchase period																				5 years		5 years
Purchase of warrants																				13,048
Price per share of warrants exercisable (in Dollars per share) | $ / shares																							$ 5
Fair value of warrant liability											$ 101		€ 50,000				$ 101			€ 50,000	€ 50,000		$ 101
Private placement warrants offerings																						54,500
Boustead Private Placement Warrants [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued													6,118							6,118	6,118
Series A Warrant [Member]
Share Capital and Other Reserves [Line Items]
Warrants exercise																				44,128
Series A Warrant [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued													3,114							3,114	3,114
Class B Warrant [Member]
Share Capital and Other Reserves [Line Items]
Outstanding warrants																														10,535
Warrant FA 1 [Member]
Share Capital and Other Reserves [Line Items]
Price per share of warrants exercisable (in Dollars per share) | $ / shares						€ 45
Fair value of warrant liability | €						€ 41,490,000
Warrants issued						307,528
Cashless warrants exercised																				2,813,921
Warrant FA 1 [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Underlying percentage of warrants						5.00%
Warrant FA 2 [Member]
Share Capital and Other Reserves [Line Items]
Fair value of warrant liability | €						€ 44,456,000,000
Warrants issued						333,333
Cashless warrants exercised																				2,908,404
Warrant FA 2 [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Price per share of warrants exercisable (in Dollars per share) | $ / shares						€ 67.5
Underlying percentage of warrants						5.00%
Warrant FA 3 [Member]
Share Capital and Other Reserves [Line Items]
Fair value of warrant liability | €						€ 3,483,000
Warrants issued						25,806
Cashless warrants exercised																				236,370
Warrant FA 3 [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Price per share of warrants exercisable (in Dollars per share) | $ / shares						€ 44.5
Underlying percentage of warrants						5.00%
Boustead Private Placement (“PIPE”) Warrants [Member]
Share Capital and Other Reserves [Line Items]
Expected term						5
Expected volatility						150.00%
Risk free interest rate						3.68%
Share price (in Dollars per share) | $ / shares						€ 16
Boustead Private Placement (“PIPE”) Warrants [Member] | Bottom of Range [Member]
Share Capital and Other Reserves [Line Items]
Exercise price (in Dollars per share) | $ / shares						44.5
Boustead Private Placement (“PIPE”) Warrants [Member] | Top of Range [Member]
Share Capital and Other Reserves [Line Items]
Exercise price (in Dollars per share) | $ / shares						€ 67.5
Series S6 Warrants [Member] | Securities Purchase Agreements [Member]
Share Capital and Other Reserves [Line Items]
Grant date fair value (in Euro) | €													€ 10,040,000							€ 10,040,000	€ 10,040,000
Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares													1,053,000,000							1,053,000,000	1,053,000,000
Shares issued													1,003,000,000							1,003,000,000	1,003,000,000
Per share value (in Dollars per share) | $ / shares																										0.005
Preference Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued													1,002,500,000							1,002,500,000	1,002,500,000
Per share value (in Dollars per share) | $ / shares																										$ 0.5
Series A Preferred Shares [Member]
Share Capital and Other Reserves [Line Items]
Conversion of shares		711,400						711,400
Series A Preferred Shares [Member] | Class B Units [Member]
Share Capital and Other Reserves [Line Items]
Conversion of shares		56,912
Series A Preferred Shares [Member] | 2024 Private Placements [Member]
Share Capital and Other Reserves [Line Items]
Per share value (in Dollars per share) | $ / shares											$ 5						$ 5						$ 5
Offering shares											545,000						545,000						545,000
Net proceeds (in Euro) | €																						€ 2,623,000
Series A Preferred Shares [Member] | 2024 Private Placements [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Conversion of shares																						(8)
Series A Preferred Shares [Member] | 2025 Private Placements [Member]
Share Capital and Other Reserves [Line Items]
Shares issued																													186,400
Per share value (in Dollars per share) | $ / shares																													$ 5
Aggregate proceeds (in Euro) | €										€ 810,000
Series A Preferred Shares [Member] | 2025 Private Placements [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Conversion of shares										8
Series A Preferred Shares [Member] | Boustead Private Placement Warrants [Member]
Share Capital and Other Reserves [Line Items]
Purchase of warrants																						38,150
Series B Preferred Shares [Member]
Share Capital and Other Reserves [Line Items]
Conversion of shares		18,519	60,277				83,194
Series B Preferred Shares [Member] | 2025 Private Placements [Member]
Share Capital and Other Reserves [Line Items]
Offering price per share (in Dollars per share) | $ / shares					€ 5.4
Aggregate proceeds (in Euro) | €				€ 689,000
Offering shares				161,990	161,990										161,990	161,990
Number of shares underlying percentage				10.00%
Price per share (in Dollars per share) | $ / shares																											13.5
Series B Preferred Shares [Member] | September 2025 PIPE Transaction [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued				6,150,552	6,150,552										6,150,552	6,150,552
Series B Preferred Shares [Member] | Boustead Private Placement Warrants [Member]
Share Capital and Other Reserves [Line Items]
Purchase of warrants																				11,339
Price per share of warrants exercisable (in Dollars per share) | $ / shares																					€ 5.4
Fair value of warrant liability | €													€ 359,000							€ 359,000	€ 359,000
Contractual term																				5 years
Excess Issuance of Class B Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Per share value (in Dollars per share) | $ / shares																											$ 0.5
Two Thousand Twenty Five Conversion of Shares [Member] | Class A Ordinary Share [Member]
Share Capital and Other Reserves [Line Items]
Reclassified shares				31,380	31,380										31,380	31,380
Two Thousand Twenty Five Conversion of Shares [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Shares issued				63,380	63,380										63,380	63,380
Other Reserves [Member]
Share Capital and Other Reserves [Line Items]
PIPE shares (in Euro) | €																				€ 143,357,000
Other Reserves [Member] | September 2025 PIPE Transaction [Member]
Share Capital and Other Reserves [Line Items]
PIPE shares (in Euro) | €															€ 232,533
Subscription Receivable [Member]
Share Capital and Other Reserves [Line Items]
PIPE shares (in Euro) | €
Subscription Receivable [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Share capital (in Euro) | €				€ 22	€ 22										€ 22	€ 22
Excess shares															54,000